SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—93.7%			Capital Markets (Continued)
Consumer Discretionary—9.6%			State Street Corp.	296,610$	17,230,075
Automobiles—2.4%					78,378,551
General Motors Co.	819,950$	33,076,783	Commercial Banks—19.9%
Hotels, Restaurants & Leisure—2.2%			Bank of America
Carnival Corp.	628,870	29,701,530	Corp.	2,284,380	70,084,778
Internet & Catalog Retail—2.2%			Citigroup, Inc.	1,052,400	74,888,784
eBay, Inc.	731,430	30,127,602	Citizens Financial
			Group, Inc.	559,640	20,852,186
Media—2.8%			Fifth Third Bancorp	557,500	16,552,175
Charter			JPMorgan Chase
Communications,			& Co.	443,710	51,470,360
Inc. , Cl. A1	51,250	19,750,725	PNC Financial
Comcast Corp. ,			Services Group, Inc.
Cl. A	442,320	19,094,954	(The)	123,660	17,671,014
		38,845,679	Wells Fargo & Co.	461,460	22,339,279
Consumer Staples—7.2%					273,858,576
Food Products—1.3%			Insurance—5.9%
Archer-Daniels-			Allstate Corp. (The)	196,810	21,137,394
Midland Co.	422,760	17,366,981	American
Household Products—2.0%			International Group,
Kimberly-Clark			Inc.	697,540	39,055,265
Corp.	204,940	27,800,111	MetLife, Inc.	434,950	21,495,229
					81,687,888
Tobacco—3.9%
Altria Group, Inc.	454,530	21,394,727	Health Care—8.6%
Philip Morris			Health Care Providers & Services—5.7%
International, Inc.	389,380	32,556,062	Anthem, Inc.	113,790	33,523,672
		53,950,789	Cardinal Health, Inc.	306,050	13,995,666
			CVS Health Corp.	259,220	14,482,621
Energy—16.5%			McKesson Corp.	120,810	16,786,550
Oil, Gas & Consumable Fuels—16.5%					78,788,509
BP plc	3,928,090	25,905,047
Chevron Corp.	242,616	29,868,456	Pharmaceuticals—2.9%
Devon Energy Corp.	693,220	18,716,940	Bristol-Myers
Encana Corp.	3,890,490	17,779,539	Squibb Co.	422,180	18,749,014
Hess Corp.	447,320	29,004,229	Sanofi	243,060	20,280,600
Marathon Oil Corp.	1,890,530	26,599,757			39,029,614
Noble Energy, Inc.	882,610	19,488,029	Industrials—8.7%
Royal Dutch Shell			Aerospace & Defense—1.3%
plc, Cl. A	1,129,550	35,474,554	Textron, Inc.	358,940	17,695,742
Suncor Energy, Inc.	847,710	24,329,277
		227,165,828	Building Products—1.6%
			Johnson Controls
Financials—31.5%			International plc	527,980	22,407,471
Capital Markets—5.7%
Bank of New York			Electrical Equipment—3.4%
Mellon Corp. (The)	383,710	18,003,673	Eaton Corp. plc	326,510	26,835,857
Goldman Sachs			Emerson Electric Co.	294,840	19,129,219
Group, Inc. (The)	69,750	15,354,068			45,965,076
Morgan Stanley	623,670	27,790,735

1 INVESCO OPPENHEIMER VALUE FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Industrial Conglomerates—1.0%			Telecommunication Services—1.3%
General Electric Co.	1,340,000	$14,003,000	Diversified Telecommunication Services—1.3%
Machinery—1.4%			AT&T, Inc.	528,520	$17,996,106
Caterpillar, Inc.	148,650	19,572,746	Total Common Stocks
			(Cost $1,197,527,357)		1,289,550,936
Information Technology—8.7%
Communications Equipment—2.4%
Cisco Systems, Inc.	607,090	33,632,786	Investment Company—6.2%
Semiconductors & Semiconductor			Invesco
Equipment—4.0%			Oppenheimer
Intel Corp.	584,210	29,531,815	Institutional
QUALCOMM, Inc.	348,330	25,483,823	Government Money
		55,015,638	Market Fund,
			2.29%[2] (Cost
Software—2.3%			$84,969,211)	84,969,211	84,969,211
Microsoft Corp.	229,950	31,335,287
Materials—1.6%			Total
Containers & Packaging—1.6%			Investments,
International Paper			at Value (Cost
Co.	504,410	22,148,643	$1,282,496,568)	99.9%	1,374,520,147
			Net Other Assets
			(Liabilities)	0.1	1,641,557
			Net Assets	100.0% $ 1,376,161,704

Footnotes to Statement of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

2 INVESCO OPPENHEIMER VALUE FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

1. Securities Valuation
The following is a summary of the tiered valuation input levels, as of July 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant Unobservable
	Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$131,751,594$	— $	— $	131,751,594
Consumer Staples	99,117,881	—	—	99,117,881
Energy	165,786,227	61,379,601	—	227,165,828
Financials	433,925,015	—	—	433,925,015
Health Care	97,537,523	20,280,600	—	117,818,123
Industrials	119,644,035	—	—	119,644,035
Information Technology	119,983,711	—	—	119,983,711
Materials	22,148,643	—	—	22,148,643
Telecommunication Services	17,996,106	—	—	17,996,106
Investment Company	84,969,211	—	—	84,969,211
Total Assets	$ 1,292,859,946 $	81,660,201$	— $	1,374,520,147

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3 INVESCO OPPENHEIMER VALUE FUND